PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Depreciation capitalized to exploration and evaluation assets	$ 580	$ 62	$ 42,819